Bank borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Schedule of bank borrowings

At June 30, 2025 and December 31, 2024, bank borrowings consisted of the following:

	Term of	Annual	December 31	June 30
	repayments	interest rate	2024	2025
			S$’000	S$’000

Term loans (unsecured)	Within 5 years	2.50%	53	-
Property loan (secured)	Within 27 years	(Dec 24) 4.82%/ (June 25) 4.77%	407	404
Total:			460	404

Representing: -
Within 12 months			62	10
Between 2 – 3 years			20	20
Over 3 – 5 years			22	22
Over 5 years			356	352
			460	404